Annual Fund Operating Expenses	Aug. 31, 2025
WisdomTree Bloomberg U.S. Dollar Bullish Fund | WisdomTree Bloomberg U.S. Dollar Bullish Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.51%	[1]
WisdomTree Emerging Currency Strategy Fund | WisdomTree Emerging Currency Strategy Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.55%
WisdomTree Emerging Markets Corporate Bond Fund | WisdomTree Emerging Markets Corporate Bond Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.61%	[2]
WisdomTree Emerging Markets Local Debt Fund | WisdomTree Emerging Markets Local Debt Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.55%
WisdomTree Floating Rate Treasury Fund | WisdomTree Floating Rate Treasury Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.15%
WisdomTree Interest Rate Hedged High Yield Bond Fund | WisdomTree Interest Rate Hedged High Yield Bond Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.43%
WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund | WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.23%
WisdomTree Mortgage Plus Bond Fund | WisdomTree Mortgage Plus Bond Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.46%	[3]
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund | WisdomTree Yield Enhanced U.S. Aggregate Bond Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.12%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.12%
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund | WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.12%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.12%
WisdomTree Voya Yield Enhanced USD Universal Bond Fund | WisdomTree Voya Yield Enhanced USD Universal Bond Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.15%
WisdomTree Bianco Total Return Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
WisdomTree Bianco Total Return Fund | WisdomTree Bianco Total Return Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.14%
Expenses (as a percentage of Assets)	0.64%	[4]
Fee Waiver or Reimbursement	(0.04%)	[5]
Net Expenses (as a percentage of Assets)	0.60%	[4]
WisdomTree 1-3 Year Laddered Treasury Fund | WisdomTree 1-3 Year Laddered Treasury Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.15%
WisdomTree 7-10 Year Laddered Treasury Fund | WisdomTree 7-10 Year Laddered Treasury Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.15%
WisdomTree Core Laddered Municipal Fund | WisdomTree Core Laddered Municipal Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[6]
Expenses (as a percentage of Assets)	0.25%
WisdomTree High Income Laddered Municipal Fund | WisdomTree High Income Laddered Municipal Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[7]
Expenses (as a percentage of Assets)	0.35%
WisdomTree Equity Premium Income Fund | WisdomTree Equity Premium Income Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.44%
WisdomTree Enhanced Commodity Strategy Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
WisdomTree Enhanced Commodity Strategy Fund | WisdomTree Enhanced Commodity Strategy Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.58%	[8]
Fee Waiver or Reimbursement	(0.01%)	[9]
Net Expenses (as a percentage of Assets)	0.57%	[8]
WisdomTree Managed Futures Strategy Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
WisdomTree Managed Futures Strategy Fund | WisdomTree Managed Futures Strategy Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.67%	[10]
Fee Waiver or Reimbursement	(0.01%)	[11]
Net Expenses (as a percentage of Assets)	0.66%	[10]
WisdomTree Private Credit and Alternative Income Fund | WisdomTree Private Credit and Alternative Income Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	3.84%
Expenses (as a percentage of Assets)	4.34%	[12]
WisdomTree Target Range Fund | WisdomTree Target Range Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.70%
WisdomTree Efficient Gold Plus Gold Miners Strategy Fund | WisdomTree Efficient Gold Plus Gold Miners Strategy Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.45%
WisdomTree Efficient Gold Plus Equity Strategy Fund | WisdomTree Efficient Gold Plus Equity Strategy Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.20%
WisdomTree Inflation Plus Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
WisdomTree Inflation Plus Fund | WisdomTree Inflation Plus Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[13]
Acquired Fund Fees and Expenses	0.01%	[13]
Expenses (as a percentage of Assets)	0.66%	[14]
Fee Waiver or Reimbursement	(0.01%)	[15]
Net Expenses (as a percentage of Assets)	0.65%	[14]

[1]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[2]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[3]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[4]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waivers in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[5]	WisdomTree Asset Management Inc. (“WisdomTree Asset Management” or the “Adviser”) has contractually agreed, through December 31, 2026, to reduce the Fund’s Management Fee in an amount equal to the management fee paid to it by any WisdomTree Fund in which the Fund invests with respect to such investment. The amount waived may be reduced to offset the incremental costs related to an investment in an underlying fund and paid by WisdomTree Asset Management. This waiver agreement may be terminated by WisdomTree Asset Management upon advance notice at the conclusion of any one-year term or by the Fund’s Board of Trustees at any time.
[6]	Other Expenses are based on estimated amounts for the current fiscal year.
[7]	Other Expenses are based on estimated amounts for the current fiscal year.
[8]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waivers in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[9]	WisdomTree Asset Management Inc. (“WisdomTree Asset Management” or the “Adviser”) has contractually agreed, through December 31, 2026, to waive a portion of its advisory fee associated with investments in WisdomTree Bitcoin Fund (“BTCW”). The amount of the waiver will be equal to the sponsor fee, currently 0.25% of net assets per annum, paid to WisdomTree Digital Commodity Services by BTCW with respect to Fund assets invested in BTCW. This waiver agreement may be terminated by WisdomTree Asset Management upon advance notice at the conclusion of any one-year term or by the Fund's Board of Trustees at any time.
[10]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waivers in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[11]	WisdomTree Asset Management Inc. (“WisdomTree Asset Management” or the “Adviser”) has contractually agreed, through December 31, 2026, to waive a portion of its advisory fee associated with investments in WisdomTree Bitcoin Fund (“BTCW”). The amount of the waiver will be equal to the sponsor fee, currently 0.25% of net assets per annum, paid to WisdomTree Digital Commodity Services by BTCW with respect to Fund assets invested in BTCW. This waiver agreement may be terminated by WisdomTree Asset Management upon advance notice at the conclusion of any one-year term or by the Fund's Board of Trustees at any time.
[12]	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[13]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[14]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waivers in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.
[15]	WisdomTree Asset Management Inc. (“WisdomTree Asset Management” or the “Adviser”) has contractually agreed, through December 31, 2026, to waive a portion of its advisory fee associated with investments in WisdomTree Bitcoin Fund (“BTCW”). The amount of the waiver will be equal to the sponsor fee, currently 0.25% of net assets per annum, paid to WisdomTree Digital Commodity Services by BTCW with respect to Fund assets invested in BTCW. This waiver agreement may be terminated by WisdomTree Asset Management upon advance notice at the conclusion of any one-year term or by the N/A Board of Trustees at any time.